Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net change in unrealized gains on securities, taxes	$ 53,461	$ (55,020)	$ 75,389
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ 533	$ (830)	$ 259